Financial Risk Management and Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
+40 increase in basis points [Member]
Statement Line Items [Line Items]
Effect on profit	$ 347,971	$ (381,713)
-40 decrease in basis points [Member]
Statement Line Items [Line Items]
Effect on profit	$ (347,971)	$ 381,713